CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 57,620,552	$ 47,083,424	$ 43,448,278
Other comprehensive income
Foreign currency translation gain	11,038,151	5,003,108	7,754
Total comprehensive income	$ 68,658,703	$ 52,086,532	$ 43,456,032